Contingencies	12 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities [abstract]
Contingencies
31.
Contingencies

The Company is involved in disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings (collectively, “Legal Proceedings”), including patent and commercial matters that arise from time to time in the ordinary course of business. Most of the claims involve complex issues. Often, these issues are subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss is often difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. This is due to a number of factors, including: the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; the entitlement of the parties to an action to appeal a decision; clarity as to theories of liability; damages and governing law; uncertainties in timing of litigation; and the possible need for further legal proceedings to establish the appropriate amount of damages, if any. In these cases, the Company, based on internal and external legal advice, assesses the need to make a provision or discloses information with respect to the nature and facts of the case.

The Company also believes that disclosure of the amount sought by plaintiffs, if that is known, would not be meaningful with respect to those legal proceedings.

Although there can be no assurance regarding the outcome of any of the Legal Proceedings referred to in this Note, the Company does not expect them to have a materially adverse effect on its financial position, results of operations or cash flows, as it believes that the likelihood of loss in excess of amounts accrued (if any) is not probable. However, if one or more of such Legal Proceedings were to result in judgments against the Company, such judgments could be material to its results of operations or cash flows in a given period.

Product and patent related matters

Matters relating to National Pharmaceutical Pricing Authority

Norfloxacin, India litigation

The Company manufactures and distributes Norfloxacin, a formulations product, and in limited quantities, the active pharmaceutical ingredient norfloxacin. Under the Drugs (Prices Control) Order (the “DPCO”), the National Pharmaceutical Pricing Authority (the “NPPA”) established by the Government of India had the authority to designate a pharmaceutical product as a “specified product” and fix the maximum selling price for such product. In 1995, the NPPA issued a notification and designated Norfloxacin as a “specified product” and fixed the maximum selling price. In 1996, the Company filed a statutory Form III before the NPPA for the upward revision of the maximum selling price and a writ petition in the Andhra Pradesh High Court (the “High Court”) challenging the validity of the designation on the grounds that the applicable rules of the DPCO were not complied with while fixing the maximum selling price. The High Court had previously granted an interim order in favour of the Company; however, it subsequently dismissed the case in April 2004.

The Company filed a review petition in the High Court in April 2004 which was also dismissed by the High Court in October 2004. Subsequently, the Company appealed to the Supreme Court of India, New Delhi (the “Supreme Court”) by filing a Special Leave Petition.

During the year ended March 31, 2006, the Company received a notice from the NPPA demanding the recovery of the price charged by the Company for sales of Norfloxacin in excess of the maximum selling price fixed by the NPPA, which was Rs.285 including interest.

The Company filed a writ petition in the High Court challenging this demand order. The High Court admitted the writ petition and granted an interim order, directing the Company to deposit 50% of the principal amount claimed by the NPPA, which was Rs.77. The Company deposited this amount with the NPPA in November 2005. In February 2008, the High Court directed the Company to deposit an additional amount of Rs.30, which was deposited by the Company in March 2008. In November 2010, the High Court allowed the Company’s application to include additional legal grounds that the Company believed strengthened its defence against the demand. For example, the Company added as grounds that trade margins should not be included in the computation of amounts overcharged, and that it was necessary for the NPPA to set the active pharmaceutical ingredient price before the process of determining the ceiling on the formulation price. In October 2013, the Company filed an additional writ petition before the Supreme Court challenging the inclusion of Norfloxacin as a “specified product” under the DPCO. In January 2015, the NPPA filed a counter affidavit stating that the inclusion of Norfloxacin was based upon the recommendation of a committee consisting of experts in the field. On July 20, 2016, the Supreme Court remanded the matters concerning the inclusion of Norfloxacin as a “specified product” under the DPCO back to the High Court for further proceedings. During the three months ended September 30, 2016, the Supreme Court dismissed the Special Leave Petition pertaining to the fixing of prices for Norfloxacin formulations.

During the three months ended December 31, 2016, a writ petition pertaining to Norfloxacin was filed by the Company with the Delhi High Court. In addition, the Company has filed writ petitions challenging the inclusion and designation of Theophylline/Doxofylline, Cloxacillin and Ciprofloxacin as “specified products” under the DPCO and the related demand notices issued thereunder. These matters were consolidated with the Norfloxacin matter and have been adjourned to
October 2
8, 2026, for hearing.

Based on its best estimate, the Company has recorded a provision as a
 potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

Litigation relating to Cardiovascular and Anti-diabetic formulations

In July 2014, the NPPA, pursuant to the guidelines issued in May 2014 and the powers granted by the Government of India under the Drugs (Price Control) Order, 2013, issued certain notifications regulating the prices for 108 formulations in the cardiovascular and antidiabetic therapeutic areas. The Indian Pharmaceutical Alliance (“IPA”), in which the Company is a member, filed a writ petition in the Bombay High Court challenging the notifications issued by the NPPA on the grounds that they were ultra vires, ex facie and ab initio void. The Bombay High Court issued an order to stay the writ in July 2014. On September 26, 2016, the Bombay High Court dismissed the writ petition filed by the IPA and upheld the validity of the notifications/orders passed by the NPPA in July 2014. Further, on October 25, 2016, the IPA filed a Special Leave Petition with the Supreme Court, which was dismissed by the Supreme Court.

During the three months ended December 31, 2016, the NPPA issued show-cause notices relating to allegations that the Company exceeded the notified maximum prices for 11 of its products. The Company has responded to these notices.

On March 20, 2017, the IPA filed an application before the Bombay High Court for the recall of the judgment of the Bombay High Court dated September 26, 2016. This recall application filed by the IPA was dismissed by the Bombay High Court on October 4, 2017. Further, on December 13, 2017, the IPA filed a Special Leave Petition with the Supreme Court for the recall of the judgment of the Bombay High Court dated October 4, 2017, which was dismissed by Supreme Court on January 10, 2018.

During the three months ended March 31, 2017, the NPPA issued notices to the Company demanding payments relating to the foregoing products for the allegedly overcharged amounts, along with interest. On July 13, 2017, in response to a writ petition which the Company had filed, the Delhi High Court set aside all the demand notices of the NPPA and directed the NPPA to provide a personal hearing to the Company and pass a speaking order. A personal hearing in this regard was held on July 21, 2017. On July 27, 2017, the NPPA passed a speaking order along with the demand notice directing the Company to pay an amount of Rs.776. On August 3, 2017, the Company filed a writ petition challenging the speaking order and the demand notice. Upon hearing the matter on August 8, 2017, the Delhi High Court stayed the operation of the demand order and directed the Company to deposit Rs.100 and furnish a bank guarantee for Rs.676. Pursuant to the order, the Company deposited Rs.100 on September 13, 2017 and submitted a bank guarantee of Rs.676 dated September 15, 2017 to the Registrar General, Delhi High Court. On November 22, 2017, the Delhi High Court directed the Union of India to file a final counter affidavit within six weeks, subsequent to which the Company could file a rejoinder. On May 10, 2018, the counter affidavit was filed by the Union of India. The Company subsequently filed a rejoinder and both were taken on record by the Delhi High Court. The Union of India filed an Affidavit on July 8, 2025, conceding the ground on 10% increase on Maximum Retail Price for every 12 months basis the Bard Judgement (Bharat Serums and Vaccines Limited vs Union of India & Ors.) of the Delhi High Court dated November 8, 2023, and shared the recomputed demand for Rs.664 in place of the original demand of Rs.776. The matter has been adjourned to August 11, 2026 for hearing.

Based on its best estimate, the Company has recorded a cumulative provision of Rs.521 (Rs.479 through March 31, 2025) under “Selling, general and administrative expenses” as a potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

However, if the Company is unsuccessful in such litigation, it will be required to remit the sale proceeds in excess of the notified selling prices to the Government of India with interest and could potentially include penalties, which amounts are not readily ascertainable.

Other product and patent related matters

Ranitidine recall and litigation

On October 1, 2019, the Company initiated a voluntary nationwide recall in the United States of its generic ranitidine products, at the retail level for over-the-counter products and at the consumer level for prescription products, due to the presence of N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. Food and Drug Administration (“U.S. FDA”). On April 1, 2020, the U.S. FDA requested manufacturers to withdraw all ranitidine products from the U.S. market.

Federal Multidistrict Litigation - MDL 2924

The Company and/or one or more of its affiliates were named as defendants in thousands of federal lawsuits related to ranitidine. In 2020, these lawsuits were consolidated for pre-trial purposes into
In re Zantac (Ranitidine) Products Liability Litigation (MDL No. 2924)
(“MDL 2924”)
,
a multi-district litigation in the U.S. District Court for the Southern District of Florida.

On December 31, 2020, the MDL 2924 court dismissed all claims asserted against generic manufacturers based on federal preemption, with leave to amend certain causes of action. On July 8, 2021, all the amended causes of action against generic manufacturers were dismissed with prejudice. On November 7, 2022, the U.S. Court of Appeals for the 11th Circuit affirmed dismissal of the third-party payor claims. On December 6, 2022, May 15, 2023, and July 14, 2023, the MDL 2924 court entered Daubert and summary judgment rulings dismissing all designated and non-designated cancer personal injury claims against all defendants, including generic manufacturers, and on July 26, 2023, dismissed all economic loss class actions and granted summary judgment in medical monitoring class actions. Final judgments in favor of all defendants were entered on September 26, 2023 and November 14, 2023.

On December 26, 2023, the 11th Circuit consolidated the MDL 2924 appeals. Plaintiffs filed opening briefs on April 10, 2024, defendants filed briefs on July 25, 2024, and plaintiffs filed reply briefs on November 8, 2024. Oral argument occurred on October 10, 2025.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time. Accordingly, no provision was made in these consolidated financial statements.

State Court Ranitidine-related Actions

Ranitidine-related actions were also filed against the Company in various U.S. state courts. The New Mexico Attorney General filed an action asserting public nuisance and negligence claims, and the court denied the generic defendants’ preemption motion to dismiss; trial was scheduled for September 15, 2025, and the parties requested a continuance. The City of Baltimore filed a similar action, which was dismissed with prejudice as to the generics. In January 2021, the Company was served in a California Proposition 65 action, and on May 7, 2021, the court dismissed the claims against generic manufacturers without leave to amend; the dismissal was affirmed on appeal, and the California Supreme Court denied review.

More than 360 private plaintiffs filed ranitidine-related actions against the Company in California, Illinois, New Jersey, New York, and Pennsylvania. The Company has been voluntarily dismissed from all cases filed in New Jersey, New York, and Pennsylvania. In Illinois, the cases were consolidated for pre-trial proceedings, and on August 17, 2023, the trial court dismissed all claims against generic manufacturers with prejudice based on federal preemption. On June 30, 2025, the Illinois First District affirmed judgment in favor of the generic manufacturers in the Valadez matter, and on September 24, 2025, the Illinois Supreme Court denied the petition for leave to appeal. In California, approximately 214 cases against the Company were coordinated in Judicial Council Coordination Proceedings in Alameda County, and on December 23, 2024, the Company entered into a confidential master settlement agreement to resolve the California cases pending against it.
As of May
5
, 2026, all of those cases have been dismissed pursuant to the settlement
.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time. Accordingly, no provision was made in these consolidated financial statements.

Class Action under the Canadian Competition Act filed in Federal Court in Toronto, Canada

On June 3, 2020, a Class Action Statement of Claim was filed by an individual consumer in Federal Court in Toronto, Canada, against the Company’s U.S. and Canadian subsidiaries and 52 other generic drug companies. The Statement of Claim alleges an industry-wide, overarching conspiracy to violate Sections 45 and 46 of the Canadian Competition Act by conspiring to allocate the market, fix prices, and maintain the supply of generic drugs in Canada. The action is brought on behalf of a class of all persons, from January 1, 2012 to the present, who purchased generic drugs in the private sector. The Statement of Claim states that it seeks damages against all defendants on a joint and several basis, attorney’s fees and costs of investigation and prosecution. An Amended Statement of Claim was served on the Company’s U.S. and Canadian subsidiaries on January 15, 2021 and added an additional 20 generic drug companies. The Amended Statement of Claim also removed the identification of defendant companies with conspiracy allegations regarding specific generic drugs and alleges a conspiracy to allocate the North America Market as to all generic drugs in Canada. A Second Fresh as Amended Statement of Claim was served on the Company's U.S. and Canadian subsidiaries on August 24, 2022 and adds an additional 10 drug companies. The Second Fresh as Amended Statement of Claim reinstituted the identification of defendant companies with conspiracy allegations regarding specific generic drugs. On June 1, 2023, plaintiffs served and filed a Motion Record for Certification of the proposed class action. On January 15, 2024, the plaintiffs served and filed a Third Fresh as Amended Statement of Claim, clarifying the proposed class as including: consumers who purchased generic drugs at pharmacies; prescription drug plan holders or sponsors including employers, businesses, governments, and individual plan holders or sponsors; private insurers and insurance companies that purchase or reimburse for generic drugs; and corporate and other entities that purchase or reimburse for generic drugs in the private sector. It also clarifies the proposed class as excluding distributors, wholesalers, and pharmacies. On June 17, 2024, the plaintiffs served and filed a Supplementary Motion Record for Certification.

The Company’s and all defendants’ responding evidence to the certification motion was delivered on August 2, 2024. The plaintiffs’ reply evidence for the certification motion was delivered November 15, 2024. At the same time, the plaintiffs delivered a further amended claim (the Fourth Amended Statement of Claim), which advances new allegations representing a significant shift in the core conspiracy claim and theory of the case. In addition to the alleged market allocation conspiracy, the plaintiffs now allege that the defendant generic drug manufacturers also conspired with pharmacies to “fix invoice prices for generic drugs in Canada at the maximum formulary price,” and that the defendants facilitated this alleged conspiracy through the use of “illegal and anticompetitive kickbacks” paid to pharmacies.

The certification motion previously set by the court for five days was rescheduled to the week of October 27, 2025. Defendants’ sur-reply evidence was filed on April 25, 2025, and the plaintiffs’ sur-sur-reply evidence was filed on May 23, 2025. Cross-examinations on the affidavits, including the experts’ reports, were completed in June 2025. The plaintiff’s written arguments were delivered on August 1, 2025, the defendants’ responding written arguments were delivered on September 12, 2025, and the plaintiff's reply written arguments were delivered on October 3, 2025. The certification motion was heard from October 27 through October 31, 2025.

On February 20, 2026 the Federal Court denied certification against the Company and all other defendants. Plaintiffs did not appeal this decision within the required timeline, and the matter is therefore effectively terminated, as it cannot proceed as a class action and the plaintiff's individual claim was found to disclose no cause of action.

United States Antitrust Multi-District Litigations

Since November 2016, the
Generic Drug Price Fixing Antitrust Multi-District Litigation
, MDL 2724 (the “MDL 2724”) has been pending in the United States District Court in Philadelphia, Pennsylvania. A multi-district litigation or MDL is a U.S. legal proceeding in which all cases relating to the same subject and claims filed anywhere in the United States are sent and consolidated into one legal proceeding in a single U.S. court for purposes of all pretrial activities, such as discovery (including document production and depositions), motions and other legal proceedings. These legal proceedings are administered on a joint or consolidated basis up until trial and then, when all pretrial proceedings have been concluded, cases are sent back to the courts where they were originally filed (if not originally filed in the MDL District) for trial purposes.

All cases filed in the MDL 2724 encompass claims that certain generic drug manufacturers/sellers in the United States (and certain named individual defendants) engaged in a conspiracy, beginning approximately in the year 2009, to agree on the prices at which each generic drug would be sold, and also on the market shares and customers that each manufacturer would have for a generic drug. They include alleged violations of federal antitrust laws and of state consumer protection and antitrust laws of numerous jurisdictions, as well as claims of unjust enrichment.

As of the date of this report, there are approximately 250 plaintiffs having filed a total of 206 cases. The claims in all the cases encompass a total of 404 generic drugs sold during a period beginning approximately in the year 2009. The Company (through its U.S. subsidiary, Dr. Reddy’s Laboratories, Inc.) is named specifically as a defendant with respect to 23 generic drugs that it sold during this period of time.

In addition, even though each defendant (including the Company) did not sell all the drugs encompassed by the claims, the plaintiffs assert that there was an “overarching conspiracy” among the generic manufacturers which encompassed an agreement and understanding throughout the industry that generic manufacturers would cooperate with each other on prices, customers and market shares on all
generic drugs sold in the United States, and that each manufacturer would cooperate on the “fair share” conspiracy whenever it entered or sold a drug in a specific generic drug market. As a result of this alleged “overarching conspiracy” claim, the plaintiffs claim that each defendant (including the Company) is liable for not only the damages suffered with respect to the specific drugs that a defendant sold, but is also liable for all
of the damages with respect to
all
of the drugs alleged in a case whether a manufacturer defendant sold that drug or not.

The plaintiffs seek “treble” damages (i.e., three times the actual damages sustained) of the claimed anticompetitive “overcharge” during the period 2009-2020 on the drugs at issue allegedly caused by the alleged conspiracies plus injunctive relief, and attorney’s fees and costs in the litigation. The plaintiffs also allege claims for disgorgement of alleged unjust enrichment of profits earned by each defendant, including the Company, and punitive damages as a result of the alleged violations. The plaintiffs in the cases fall into the following categories:

•
The Attorneys General of 49 U.S. States, the District of Columbia and the U.S. territories of Puerto Rico, Virgin Islands and Guam, which all allege that they were injured by the price fixing, customer allocation and bid rigging conspiracy in their general economies and that there were injuries suffered by consumers in their jurisdictions, seeking the disgorgement of improper profits on the generic drugs, and damages suffered by governmental agencies (such as government hospitals, agencies and prisons) that purchased generic drugs, encompassing a total of 129 generic drugs. The Company is named as to seven drugs. In addition, each of the plaintiffs seek to enforce their own state antitrust laws, which enable them to impose fines on a defendant in addition to seeking treble damages and disgorgement of alleged unjust enrichment from each defendant;

•
Class actions on behalf of all companies that directly purchased generic drugs from one or more of the defendants during a period beginning approximately in the year 2009 (the “Direct Purchaser Plaintiff” Class or “DPP” Class). This class action consists of all wholesaler/distributors, group purchasing organizations, and large pharmacies and retailers who purchased directly from one or more defendants. These claims encompass 148 drugs, of which the Company sold 11 drugs;

•
Class actions on behalf of all companies that indirectly purchased generic drug and resold them during a period beginning approximately in the year 2009 (the “Indirect Reseller Plaintiff” Class or “IRP” Class). This class consists of all pharmacies and retailers that purchased generic drugs from a wholesaler/distributor and resold the drugs. These claims encompass 179 generic drugs, of which the Company sold 20 drugs;

•
Class actions on behalf of all companies and consumers that were end payers for the purchase of generic drugs by consumers (the “End Payer Plaintiff Class” or “EPP” Class). This class consists of all health care plans, insurance companies and union welfare funds that paid for generic drugs purchased by their members (consumers). These claims encompass 152 generic drugs, of which the Company sold 12 drugs; and

•
Approximately 200 individual companies (which have opted out of the class actions), consisting of pharmacy retailers, health insurers, self-insured health plan employers, hospitals, counties and other local governmental agencies, (the “Direct Action Plaintiffs” or “DAPs”) have individually filed complaints and alleged claims. These claims encompass a total of more than 400 drugs, of which the Company sold 23 drugs.

All complaints in the MDL 2724 are being simultaneously litigated together, on a consolidated basis, for all discovery and pre-trial purposes, except the Attorneys General Cases which were remanded back to the District of Connecticut and will no longer be included in the MDL 2774 in the Eastern District of Pennsylvania. Discovery is still proceeding. The first three cases that have been designated for the first trials in the MDL 2724 (the so-called “bellwether” cases) do not involve the Company’s U.S. subsidiary as a defendant. These bellwether cases encompass claims by the DPPs and EPPs as to two specific drugs that were not sold by the Company’s U.S. subsidiary and claims by the Attorney Generals as to approximately 80 topical drugs and creams that were not sold by the Company’s U.S. subsidiary. The trials in these bellwether cases are anticipated to occur in 202
7
.

A second round of three bellwether cases have been selected which are expected to be tried in late-2026 or 2027. They include: a case encompassing a single drug that does not involve the Company’s U.S. subsidiary as a defendant; a case by the Attorney Generals encompassing 15 drugs in which the Company’s U.S. subsidiary is named as to two drugs (meprobamate and zoledronic acid); and a case brought by Humana, Inc., encompassing 15 drugs in which the Company’s U.S. subsidiary is named as to one drug (divalproex). In both of the last two cases, the plaintiffs seek joint and several liability for the claimed damages (including claimed treble damages) and state civil penalties encompassing the drugs that the Company’s U.S. subsidiary sold, plus joint and several liability for the claimed damages (including claimed treble damages) and state civil penalties suffered on all of the drugs in the cases based on the allegation of participation in an industry-wide “overarching conspiracy.”

In addition to the cases filed in the MDL 2724, approximately 150 companies (consisting primarily of health insurers, and health plans) have filed three praecipe
of actions in the Pennsylvania Court of Common Pleas in Philadelphia, Pennsylvania, against 52 generic drug companies, including the Company’s U.S. subsidiary, giving notice of potential, unspecified antitrust claims against the named defendants. These praecipes
of actions have been stayed pending the developments and potential completion of the cases in the MDL 2724.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time. Accordingly, no provision was made in these consolidated financial statements.

Civil litigation with Mezzion

On January 13, 2017, Mezzion Pharma Co. Ltd. and Mezzion International LLC (collectively, “Mezzion”) filed a complaint in the New Jersey Superior Court against the Company and its wholly owned subsidiary in the United States. The complaint pertains to the production and supply of the active pharmaceutical ingredient (“API”) for udenafil (a patented compound) and an udenafil finished dosage product during a period from calendar years 2007 to 2015. Mezzion alleges that the Company failed to comply with the U.S. FDA’s current Good Manufacturing Practices (“cGMP”) at the time of manufacture of the API and finished dosage forms of udenafil and that, as a result, in January 2016, this caused the U.S.FDA to deny Mezzion’s New Drug Application (“NDA”) for udenafil for an erectile dysfunction (“ED”) indication. The Company filed a motion to dismiss Mezzion’s complaint on the technical grounds that the Court lacks jurisdiction over the Company. In January 2018, the Court denied the Company’s motion to dismiss the complaint on the jurisdictional matter. The Company’s interlocutory appeal of said denial was also denied. The case is continuing in pretrial discovery. A trial date for the same is yet to be scheduled.

The Company denies any wrongdoing or liability in this regard, and intends to vigorously defend against the claims asserted in Mezzion’s complaint. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in these consolidated financial statements

Revlimid
®
Antitrust Litigation

In 2023 and 2024, three lawsuits were filed against Dr. Reddy’s Laboratories, Inc. (“DRL Inc.”) and/or Dr. Reddy’s Laboratories Ltd. (“DRL Ltd.” and together with DRL Inc., “DRL”), and three additional groups of plaintiffs sought to add DRL to their pending actions and/or through additional lawsuits, in federal court in New Jersey concerning the drug product Revlimid® and generic equivalents. Litigation has been pending in that court since at least 2019 by various plaintiffs asserting antitrust claims and similar claims against Celgene Corporation (“Celgene”) and Bristol-Myers Squibb Company (“BMS”) related to Revlimid®,
In re Revlimid & Thalomid Purchaser Antitrust Litigation
, C.A. No. 19-cv-07532 (D.N.J.) (“In re Revlimid action”). Starting in 2022, certain plaintiffs also filed lawsuits in this litigation against Teva Pharmaceuticals USA Inc. (“Teva”) and Natco Pharma Limited (“Natco”) as well. Then, in 2023, plaintiffs Mayo Clinic and LifePoint Corporate Services, General Partnership filed a complaint against DRL Inc. as well as defendants Celgene, BMS, Natco, and Teva (C.A. No. 23-cv-22321 (D.N.J.)). In a second lawsuit in 2023 (C.A. No. 23-cv-22117 (D.N.J.)), plaintiff Intermountain Health, Inc. filed a complaint against DRL Inc. and the same group of defendants Celgene, BMS, Natco, and Teva (Mayo Clinic, LifePoint Corporate Services, General Partnership, and Intermountain Health, Inc., together, the “Hospital Plaintiffs”). The Hospital Plaintiffs have subsequently added DRL Ltd. as a defendant to their lawsuits. In a third lawsuit, filed in 2024 (C.A. No. 24-cv-00379 (D.N.J.)), plaintiffs Walgreen Co., Kroger Specialty Pharmacy, Inc., and CVS Pharmacy Inc. (together, the “Retailer Plaintiffs”), who previously had sued Celgene, BMS, Natco, and Teva, filed an additional complaint against DRL Inc. and DRL Ltd. The Hospital Plaintiffs’ and Retailer Plaintiffs’ actions against DRL have been consolidated with the In re Revlimid action. Subsequently, through amended complaints, three additional groups of plaintiffs have sought to add DRL as a defendant in their already pending lawsuits previously consolidated into the In re Revlimid action. The first such plaintiff is United Healthcare Services, Inc. (“United”) (C.A. No. 20-cv-18531 (D.N.J.)).

The second such group of plaintiffs is composed of Cigna Corp., Humana Inc., Blue Cross Blue Shield Association, Health Care Service Corporation, Blue Cross and Blue Shield of Florida, Inc., and Molina Healthcare, Inc. (C.A. Nos. 19-cv-07532 (D.N.J.), 21-cv-11686 (D.N.J.), 21-cv-10187 (D.N.J.), 21-cv-06668 (D.N.J.), and 22-cv-04561(D.N.J.)) (together, the “Insurer Plaintiffs”). The third such group of plaintiffs is composed of Jacksonville Police Officers and Fire Fighters Health Insurance Trust, Carpenters and Joiners Welfare Fund, Teamsters Local 237 Welfare Fund and Teamsters Local 237 Retirees’ Benefit Fund, and Teamsters Western Region and New Jersey Health Care Fund, who bring their claims on behalf of a purported class of end-payors of Revlimid® and generic equivalents (C.A. No. 22-cv-06694 (D.N.J.)) (the “EPP Plaintiffs”).

The allegations brought by the Hospital Plaintiffs, the Retailer Plaintiffs, United, the Insurer Plaintiffs, and the EPP Plaintiffs (collectively, “Plaintiffs”) against DRL in these cases are similar: they allege that the patent settlement agreement among DRL, Celgene and BMS concerning Revlimid® violated federal and state antitrust laws and state consumer protection laws by improperly delaying generic entry of Revlimid® through 2022 and then limiting generic competition of Revlimid® through 2026. The Plaintiffs’ claims against DRL are also substantially similar to the claims these plaintiffs have brought against defendants Celgene, BMS, Natco, and Teva.

Each of these lawsuits naming DRL as a defendant have been consolidated with the ongoing In re Revlimid action. A trial date has not yet been scheduled. On June 6, 2024, the court issued an order on the pending motions to dismiss filed by other defendants, in which the court dismissed all claims at issue in that motion, including claims challenging the patent settlement agreements. The order allowed plaintiffs to file amended complaints. On August 5, 2024, all Plaintiffs filed amended complaints, including the amended complaints filed by United, Insurer Plaintiffs, and EPP Plaintiffs, described above, which sought to add DRL as a defendant in those actions for the first time. On October 7, 2024, DRL and all other defendants to the In re Revlimid action filed motions to dismiss each of Plaintiffs’ lawsuits in their entirety. Those motions are pending, and discovery currently is stayed.

On December 16, 2024, several of the Insurer Plaintiffs also filed substantially similar complaints to those already pending in the In re Revlimid action against DRL, Natco, Teva, and AbbVie Inc. (C.A. Nos. 24-cv-11168 (D.N.J.); 24-cv-11169 (D.N.J.); 24-cv-11176 (D.N.J.); 24-cv-1121 (D.N.J.); 24-cv-11230 (D.N.J.)) (the “Standalone Actions”). On January 13, 2025, DRL and all other defendants to the Standalone Actions filed a letter requesting the court that they be allowed to brief a motion to dismiss the Standalone Actions, including for substantially the same reasons already briefed in the motion to dismiss the claims raised in the In re Revlimid action.

On May 5, 2025, the cases were reassigned from Judge Esther Salas to Judge Michael Farbiarz, also of the District of New Jersey.  A trial date has not been set.

The Company intends to vigorously defend its positions. Any liability that may arise on account of this litigation is unascertainable. Accordingly, no provision has been made in these consolidated financial statements of the Company.

Other matters

Internal Investigation

The Company received an anonymous complaint in September 2020, alleging that healthcare professionals in Ukraine and potentially in other countries were provided with improper payments by or on behalf of the Company in violation of U.S. anti-corruption laws, specifically the U.S. Foreign Corrupt Practices Act. The Company disclosed the matter to the U.S. Department of Justice (“DOJ”), Securities and Exchange Commission (“SEC”) and Securities Exchange Board of India. The Company engaged a U.S. law firm to conduct the investigation at the instruction of a committee of the Company’s Board of Directors. On July 6, 2021 the Company received a subpoena from the SEC for the production of related documents, which were provided to the SEC.

The Company engaged with the SEC and DOJ, including through submissions and presentations regarding the initial complaint and additional complaints relating to other markets, and in relation to its Global Compliance Framework, which included enhancement initiatives undertaken by the Company, and the Company complied with its listing obligations as it relates to updating the regulatory agencies. On February 23, 2026 the Company received a letter from the SEC stating that, based on the information available to it, the SEC has concluded its investigation and does not intend to recommend any enforcement action against the Company at this time. On March 5, 2026, the Company received a letter from the DOJ stating that, based on the information available to it, the DOJ has closed its inquiry.

Environmental matters

Land pollution

The Indian Council for Environmental Legal Action filed a writ in 1989 under Article 32 of the Constitution of India against Union of India and others in the Supreme court of India for safety of people living in the Patancheru and Bollaram areas of the Medak district. Such writ named the Company among the list of alleged polluting industries. In 1996, the Andhra Pradesh District Judge ordered the alleged polluting industries to compensate affected farmers at prescribed rates of Rs.0.0013 per acre of dry land and Rs.0.0017 per acre for wet land. Pursuant to this order, the Company paid total compensation of Rs.3 to the affected farmers. The Andhra Pradesh High Court dismissed the writ petition on February 12, 2013 and transferred the case to the National Green Tribunal (the “NGT”), Chennai, India. The interim orders passed in the writ petitions will continue until the matter is decided by the NGT, and a Fact Finding Committee was constituted in October 2015 through an order by the NGT.

The NGT allowed the alleged polluting industries to nominate a representative to the Fact Finding Committee. However, the Company, along with others, challenged the Committee’s constitution and composition, and the NGT directed that the Committee not commence operations until such challenges are disposed of. The NGT, Chennai disposed of the challenge on October 24, 2017, following which the Bulk Drug Manufacturers Association of India, in which the Company is a member, filed a review petition against the judgment on various aspects.

In another case (in which the Company was not a party), the NGT, Delhi issued a judgment dated November 16, 2017  directing the continuation of the Fact Finding Committee’s moratorium imposed in the Patancheru and Bollaram areas until the Ministry of Environment, Forest and Climate Change passes an order. The Company filed an appeal challenging this judgment before the High Court of Hyderabad.

In June 2022, the Hon’ble High Court of Hyderabad disposed of the appeal, allowing the Company to seek remedies available under the NGT Act, 2010 before the Supreme Court of India.

On April 24, 2019, the Government of Telangana issued Government Order Manuscript (G.O.Ms.) No. 24, permitting the expansion of existing units in the Patancheru–Bollaram area upon payment of an amount equal to 1% of the annual turnover of the applicable unit for the fiscal year ended March 31, 2019, based on the NGT’s October 24, 2017 order. Accordingly, the Company accordingly made a provision of Rs.29.4 for the year ended March 31, 2019 representing the estimated probable cost of its planned expansion of industrial units in the area.

Subsequently, in September 2019, the Telangana State Pollution Control Board (“TSPCB”) issued operational guidelines requiring a retrospective levy on industrial units equal to 0.5% of their annual turnover for fiscal years 2016-2017 to 2018–2019 for the purposes of restoration of such affected area. The Company has four industrial units in the area and is contesting these guidelines. The TSPCB recommended the issuance of a Consent For Operation for the change in product mix for one of the Company’s industrial units, subject to payment of an amount equal to 0.5% of the annual turnover of such unit for fiscal years 2016–2017 to 2018-2019. The Company vigorously defend itself against the operational guidelines.

In November 2019, the TSPCB issued demand notices to certain industrial units of the Company seeking a remediation fee of 0.5% of prior year turnover for fiscal years 2015–2016 to 2018–2019, based on its operational guidelines and relevant orders. On November 22, 2019, the Hon’ble High Court of Judicature at Hyderabad issued an interim order which stayed the demands on the condition that the Company deposit Rs.60 as the remediation fee for fiscal year 2018–2019, which the Company has paid. The stay continues, and the Hon’ble High Court has since disposed of the interim order with liberty for the Company to approach the NGT, if necessary.

The Company believes that any additional liability that might arise in this regard is not probable. Accordingly, no provision relating to these claims has been made in the consolidated financial statements.

Fuel Surcharge Adjustments

The Andhra Pradesh Electricity Regulatory Commission (
the
"APERC") has issued
various
orders approving
the
levy of Fuel Surcharge Adjustment (“FSA”) charges for the period from
April 1, 2008 to March 31, 2013. The Company has challenged the validity of such lev ies
 through writ petitions, which are pending before the High Court of Andhra Pradesh and the Hon’ble Supreme Court of India. The total amount approved by the
APERC in respect of FSA charges is Rs.482. The Company has recogni
z
ed Rs.219 as potential liability towards FSA charges after taking into account all of the available information and legal provisions.

However, the Company has paid Rs.354 under protest pursuant to demands raised by power distribution companies
through electricity bills. The Company remains exposed to additional liability should the APERC orders be upheld by the Courts
.

During the three months ended June 30, 2016, the Supreme Court of India dismissed the Special Leave Petition filed by the Company in this regard for the period from April 1, 2012 to March 31, 2013. As a result, for the quarter ended June 30, 2016, the Company recognized an expenditure of Rs.55 (by de-recognizing the payments under protest) representing the FSA charges for the period from April 1, 2012 to March 31, 2013.

Indirect taxes related matters

The Company received a field tax audit report from the Federal Tax Service authority in respect of one of its foreign subsidiaries for the period from January 2020 to December 2022. The report concluded that certain services were subject to value-added tax (VAT). The Company filed objections to the findings, and a revised audit report was issued on September 15, 2025 with a reduced VAT liability. Based on its best estimate, the Company had recorded a provision of Rs. 695 under “Selling, General and Administrative Expenses” for the three months ended September 30, 2025.

The Company continued to defend its position and submitted further objections, asserting that the specified services should not be subject to VAT. On March 23, 2026, the Company received the final order from the Federal Tax Service authorities, pursuant to which the originally proposed VAT liability was substantially reduced.

During the three months ended March 31, 2026, based on the final order, the Company has recorded an additional provision of Rs.1,141 (
bringing
the cumulative provision recorded during the year ended March 31, 2026 to Rs.1,836) under “Selling, general and administrative expenses” including  applicable interest and penalties and covering the periods both under audit as well as subsequent period from calendar year 2023 through March 31, 2026.

The Company believes that the likelihood of any further liability that may arise on account of this field tax audit is not probable.

a.
In January 2020, the Commissioner of Goods and Services Tax, India issued notices alleging that the Company has improperly claimed an
input tax credit of Rs.307. The Company then received an order from the Additional Commissioner of Goods and Services Tax in favor of the Company’s right to claim such input tax credit. Subsequently the tax authorities filed an appeal against the favorable order with the Commissioner of Goods and Services Tax (Appeals). The Commissioner of Goods and Service Tax (Appeals) passed an order rejecting the Company’s right to claim such input tax credit. The Company filed an appeal against such order before the Hon’ble High Court of Telangana.

The Company believes that it has correctly distributed and claimed the input tax credit within the provisions of applicable laws and hence no additional liability will accrue in this regard.

b.
The Company has also received an order from
Goods and Services Tax (“GST”) authorities of various states in respect of its claimed input tax credit on education cess. The Company has filed an appeal against these orders before the Hon’ble High Court of Telangana and recorded a provision of Rs.31 as of March 31, 2026.

In both the above-mentioned cases, pursuant to the constitution of the Goods and Services Tax Appellate Tribunal (“GSTAT”), which is the designated appellate authority under the GST law, the Company has withdrawn the appeal pending before the Hon’ble High Court of Telangana and is in the process of filing the appeal before the GSTAT.

c.
In February 2022, the Company paid under protest an amount of Rs.123 towards a GST reverse charge. In January 2025, the Additional Commissioner of GST passed an order confirming the demand as per the show-cause notice dated July 5, 2024. Aggrieved by the order, the Company filed an appeal before the first appellate authority. The appellate authority passed an order on February 27, 2026 sustaining the demand confirmed by the Additional Commissioner of GST.

The Company is in the process of filing a further appeal against the appellate order before GSTAT and believes the demand in such order is not enforceable and the likelihood of any liability is not probable.

Other indirect tax related matters

Additionally, the Company is in receipt of various demand notices from the Indian Sales and Service Tax authorities. The total disputed amount is Rs.482. The Company has responded to such demand notices and believes that the chances of any liability arising from such notices are not probable. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2026.

Tax claim for Merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited

The Company received a reassessment notice from the Income Tax Department of India for income alleged to have escaped assessment due to the merger of Dr. Reddy’s Holdings Limited into Dr. Reddy’s Laboratories Limited. For details, see Note 3
2
below.

Others

Additionally, the Company is involved in other disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. Except as discussed above, the Company does not believe that there are any such contingent liabilities that are expected to have any material adverse effect on its consolidated financial statements.